SEGMENT REPORTING (Tables)	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Reconciliation of revenue from segments to consolidated
Summarized information by segments for the six months ended December 31, 2020, and 2021 is as follows:

	Six months ended December 31, 2020
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$150,245	57,938	39,991	248,174
Product sales	11,819	3,207	—	15,026
Maintenance service revenue	11,372	48,430	20	59,822
Extended warranty service revenue	1,383	390	—	1,773

Total	174,819	109,965	40,011	324,795
Costs of revenue	115,676	56,834	35,165	207,675

Gross profit	$59,143	53,131	4,846	117,120

	Six months ended December 31, 2021
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$189,031	64,083	37,954	291,068
Product sales	14,549	4,968	—	19,517
Maintenance service revenue	12,010	44,045	42	56,097
Extended warranty service revenue	704	2,250	—	2,954

Total	216,294	115,346	37,996	369,636
Costs of revenue	146,102	58,479	34,673	239,254

Gross profit	$70,192	56,867	3,323	130,382

Schedule of Revenues by geographical area
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2020	2021
	(Unaudited)	(Unaudited)
Revenues:
PRC	$283,528	$328,124
Non-PRC	41,267	41,512

	$324,795	$369,636

Schedule of long-lived assets other than goodwill and intangible assets by geographical area
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30, 2021	December 31, 2021
		(Unaudited)
Long-lived assets other than goodwill and acquired intangible assets
PRC	$163,343	$178,165
Non-PRC	11,458	10,983

	$174,801	$189,148